Submission	Nov. 19, 2025
Submission [Line Items]
Central Index Key	0000897421
Registrant Name	Nuveen Virginia Quality Municipal Income Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A